Quarterly Report
June 30, 2024
State Street Institutional Investment Trust

State Street Institutional Investment Trust
Quarterly Report
June 30, 2024

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 97.0% †
U.S. Treasuries - 30.6%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$14,576,000	$9,713,537
3.00%, 08/15/48 (a)	31,799,000	24,127,491
4.13%, 08/15/53 (a)	5,808,000	5,409,607
4.38%, 08/15/43 (a)	11,488,000	11,091,305
U.S. Treasury Notes
0.25%, 07/31/25 (a)	18,791,000	17,844,844
0.75%, 01/31/28 (a)	81,513,000	71,565,867
1.25%, 11/30/26 (a)	9,561,000	8,830,480
1.63%, 05/15/31 (a)	7,722,000	6,481,654
2.63%, 02/15/29 (a)	11,059,000	10,252,039
3.50%, 04/30/28 (a)	27,639,000	26,734,255
3.88%, 12/31/27 - 08/15/33 (a)	48,612,800	46,874,619
4.25%, 10/15/25 - 12/31/25 (a)	68,464,400	67,811,244
4.63%, 10/15/26 - 05/31/31 (a)	68,274,000	68,906,829
5.00%, 09/30/25 (a)	12,259,000	12,254,211
		387,897,982
Agency Mortgage Backed - 28.1%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	34,206,090	29,905,876
4.50%, 06/01/33 - 02/01/35 (a)	19,568	19,099
5.00%, 07/01/35 (a)	255,238	253,324
5.50%, 01/01/38 - 04/01/39 (a)	424,565	430,664
6.00%, 06/01/33 - 11/01/37 (a)	880,108	908,846
6.50%, 07/01/29 (a)	7,885	8,109
7.00%, 01/01/27 - 08/01/36 (a)	199,759	211,109
7.50%, 01/01/28 - 09/01/33 (a)	18,100	18,621
8.00%, 11/01/30 (a)	1,293	1,344
8.50%, 04/01/30 (a)	2,985	3,223
Federal National Mortgage Association
2.50%, 03/01/51 (a)	14,730,588	12,025,256
3.00%, 03/01/50 (a)	6,189,488	5,340,561
3.50%, 08/01/45 - 01/01/48 (a)	13,881,815	12,531,236
4.00%, 01/01/41 - 01/01/50 (a)	15,480,909	14,429,137
4.50%, 07/01/33 - 12/01/48 (a)	7,470,222	7,203,356
5.00%, 03/01/34 - 05/01/39 (a)	692,233	686,783
5.50%, 12/01/32 - 01/01/39 (a)	2,329,324	2,358,565
6.00%, 02/01/33 - 05/01/41 (a)	4,115,366	4,224,892
6.50%, 02/01/29 - 08/01/36 (a)	125,023	129,884
7.00%, 10/01/32 - 02/01/34 (a)	32,026	33,733
7.50%, 12/01/26 - 03/01/33 (a)	67,547	70,015
8.00%, 11/01/24 - 10/01/31 (a)	13,586	13,845
8.50%, 04/01/30 (a)	4,936	5,234
	Principal Amount	Fair Value
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (a)(b)	$7,998	$8,029
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	33,449,465	29,771,024
3.50%, 08/20/48	5,175,403	4,693,658
4.00%, 01/20/41 - 04/20/43	4,133,381	3,918,111
4.50%, 08/15/33 - 09/15/34 (a)	201,286	197,511
4.50%, 05/20/40 - 03/20/41	1,436,611	1,405,746
5.00%, 08/15/33 (a)	80,720	80,411
6.00%, 04/15/27 - 04/15/35 (a)	326,082	334,118
6.50%, 08/15/27 - 09/15/36 (a)	189,375	195,503
7.00%, 03/15/26 - 10/15/36 (a)	146,671	152,291
7.50%, 02/15/28 - 10/15/28 (a)	33,893	34,153
8.00%, 12/15/29 - 05/15/30 (a)	391	400
Government National Mortgage Association 1 yr. CMT + 1.50%
3.63%, 09/20/24 (a)(b)	7	7
3.75%, 10/20/25 (a)(b)	200	197
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
0.52%, 05/20/64 (b)(c)	42,669,298	1,674,372
Government National Mortgage Association, TBA
5.00%, 07/20/54 (d)	17,977,431	17,504,103
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/54 (d)	59,776,852	46,748,547
2.50%, 07/01/54 (d)	68,690,667	56,090,395
3.00%, 07/01/54 (d)	40,081,697	34,088,642
3.50%, 07/01/54 (d)	27,906,372	24,690,302
5.00%, 07/01/54 (d)	31,884,816	30,808,895
5.50%, 07/01/39 (d)	12,937,947	12,963,176
		356,172,303
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	6,504,000	5,853,877
4.05%, 09/25/28 (a)(b)	1,713,000	1,661,651
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (c)	72,554	9,474
7.50%, 07/15/27 (c)	1,779	112
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	1,383	1,278
8.00%, 07/01/24 (c)**	10	—
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(c)	3,004,637	52,546
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (e)	74,775	59,835
4.50%, 08/25/35 - 01/25/36 (c)	161,374	21,190
5.00%, 03/25/38 - 05/25/38 (c)	103,517	16,533

See Notes to Schedule of Investments.
State Street Income Fund	1

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
5.50%, 12/25/33 (c)	$29,912	$4,984
6.00%, 01/25/35 (c)	121,293	20,737
8.00%, 07/25/24 (c)**	30	—
Federal National Mortgage Association REMICS
1.18%, 12/25/42 (b)(c)	389,979	10,393
5.00%, 02/25/40 - 09/25/40 (c)	136,751	12,672
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
0.55%, 07/25/38 (b)(c)	102,658	7,278
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.10%, 11/25/41 (b)(c)	12,031,939	1,248,860
		8,981,420
Asset Backed - 0.0% *
Chase Funding Trust
4.99%, 11/25/33 (f)	166,968	162,664
Corporate Notes - 31.1%
3M Co.
3.13%, 09/19/46 (a)	257,000	172,899
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	1,134,000	1,056,106
Abbott Laboratories
3.75%, 11/30/26 (a)	335,000	326,759
4.90%, 11/30/46 (a)	311,000	292,878
AbbVie, Inc.
2.60%, 11/21/24 (a)	590,000	583,646
2.95%, 11/21/26 (a)	583,000	555,535
3.20%, 05/14/26 - 11/21/29 (a)	780,000	732,059
4.05%, 11/21/39 (a)	238,000	206,532
4.25%, 11/21/49 (a)	320,000	266,307
4.30%, 05/14/36 (a)	253,000	232,590
4.40%, 11/06/42 (a)	227,000	199,385
4.63%, 10/01/42 (a)	54,000	48,639
4.70%, 05/14/45 (a)	96,000	86,713
4.88%, 11/14/48 (a)	78,000	71,635
5.05%, 03/15/34 (a)	454,000	452,597
5.40%, 03/15/54 (a)	261,000	258,244
5.50%, 03/15/64 (a)	304,000	300,012
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	362,000	305,514
AEP Texas, Inc.
3.45%, 05/15/51 (a)	617,000	406,047
5.70%, 05/15/34 (a)	859,000	853,047
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	316,000	302,475
Aetna, Inc.
3.50%, 11/15/24 (a)	238,000	236,015
Aircastle Ltd.
4.25%, 06/15/26 (a)	337,000	328,494
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	646,000	636,536
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	311,976
3.80%, 09/23/49 (a)(g)	200,000	150,838
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	194,000	145,989
2.95%, 03/15/34 (a)	340,000	274,972
3.55%, 03/15/52 (a)	326,000	218,678
	Principal Amount	Fair Value
4.70%, 07/01/30 (a)	$116,000	$112,068
Allstate Corp.
4.20%, 12/15/46 (a)	351,000	283,376
Allstate Corp. 3 mo. Term SOFR + 3.20%
8.52%, 08/15/53 (a)(b)	459,000	458,968
Ally Financial, Inc.
2.20%, 11/02/28 (a)	486,000	420,929
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	275,000	211,963
4.00%, 02/04/61 (a)	94,000	65,117
4.25%, 08/09/42 (a)	31,000	24,645
4.45%, 05/06/50 (a)	145,000	111,292
4.50%, 05/02/43 (a)	100,000	82,164
Amazon.com, Inc.
1.50%, 06/03/30 (a)	142,000	118,304
2.50%, 06/03/50 (a)	202,000	123,551
2.70%, 06/03/60 (a)	136,000	80,040
2.88%, 05/12/41 (a)	341,000	250,359
3.25%, 05/12/61 (a)	221,000	147,405
4.25%, 08/22/57 (a)	59,000	49,420
Ameren Corp.
2.50%, 09/15/24 (a)	853,000	846,730
3.65%, 02/15/26 (a)	187,000	181,325
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	204,000	173,690
3.25%, 03/01/50 (a)	170,000	111,542
American Honda Finance Corp.
5.85%, 10/04/30 (a)	1,296,000	1,351,987
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 mo. Term SOFR thereafter)
5.75%, 04/01/48 (a)(b)	59,000	57,729
American Tower Corp.
1.50%, 01/31/28 (a)	631,000	552,800
2.90%, 01/15/30 (a)	221,000	194,880
3.70%, 10/15/49 (a)	130,000	94,080
3.80%, 08/15/29 (a)	273,000	253,762
American Water Capital Corp.
2.95%, 09/01/27 (a)	193,000	180,667
5.45%, 03/01/54 (a)	862,000	832,502
Amgen, Inc.
2.00%, 01/15/32 (a)	331,000	266,531
2.45%, 02/21/30 (a)	88,000	76,751
3.00%, 01/15/52 (a)	231,000	150,875
3.15%, 02/21/40 (a)	408,000	304,931
3.38%, 02/21/50 (a)	110,000	77,273
4.66%, 06/15/51 (a)	82,000	69,969
5.51%, 03/02/26 (a)	632,000	631,981
5.60%, 03/02/43 (a)	376,000	370,499
5.65%, 03/02/53 (a)	352,000	346,850
5.75%, 03/02/63 (a)	329,000	322,561
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	542,000	486,255
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	543,000	517,408
4.90%, 02/01/46 (a)	287,000	264,298
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	291,000	270,322
4.35%, 06/01/40 (a)	283,000	249,623

See Notes to Schedule of Investments.
2	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
4.38%, 04/15/38 (a)	$458,000	$416,876
4.60%, 04/15/48 (a)	32,000	28,305
4.75%, 04/15/58 (a)	126,000	111,573
5.55%, 01/23/49 (a)	300,000	302,235
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 yr. CMT thereafter)
5.55%, 08/11/32 (a)(b)(g)	973,000	970,519
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	389,000	237,488
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(g)	640,000	643,437
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	193,000	168,470
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT thereafter)
4.95%, 01/14/50 (a)(b)(g)	342,000	333,775
Apple, Inc.
2.20%, 09/11/29 (a)	247,000	219,089
2.65%, 02/08/51 (a)	506,000	319,736
2.80%, 02/08/61 (a)	271,000	165,497
2.95%, 09/11/49 (a)	163,000	111,326
3.35%, 02/09/27 (a)	118,000	113,803
3.45%, 02/09/45 (a)	416,000	322,837
3.85%, 08/04/46 (a)	375,000	306,056
3.95%, 08/08/52 (a)	328,000	266,264
4.85%, 05/10/53 (a)	986,000	955,641
Applied Materials, Inc.
4.35%, 04/01/47 (a)	142,000	123,970
4.80%, 06/15/29 (a)	1,165,000	1,163,229
Aptiv PLC
4.40%, 10/01/46 (a)	170,000	132,673
ArcelorMittal SA
4.55%, 03/11/26 (a)	1,521,000	1,493,287
6.00%, 06/17/34 (a)	516,000	515,696
6.35%, 06/17/54 (a)	858,000	834,062
6.80%, 11/29/32 (a)	210,000	221,546
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	129,000	122,257
ARES Capital Corp.
2.88%, 06/15/28 (a)	743,000	658,461
3.25%, 07/15/25 (a)	1,526,000	1,483,882
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	262,000	180,725
Ascension Health
4.85%, 11/15/53 (a)	352,000	334,984
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	600,000	547,086
5.55%, 05/30/33 (a)(g)	305,000	297,198
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	523,000	463,713
5.00%, 02/26/34 (a)	860,000	855,029
AstraZeneca PLC
3.00%, 05/28/51 (a)	281,000	187,983
4.00%, 01/17/29 (a)	108,000	104,036
4.38%, 08/17/48 (a)	69,000	59,348
AT&T, Inc.
2.75%, 06/01/31 (a)	1,532,000	1,312,081
3.65%, 06/01/51 (a)	1,235,000	872,132
3.85%, 06/01/60 (a)	427,000	297,948
4.35%, 03/01/29 (a)	440,000	426,474
4.50%, 05/15/35 (a)	312,000	287,280
	Principal Amount	Fair Value
4.55%, 03/09/49 (a)	$170,000	$140,884
4.75%, 05/15/46 (a)	100,000	86,566
4.85%, 03/01/39 (a)	410,000	375,593
5.40%, 02/15/34 (a)	554,000	554,017
Athene Holding Ltd.
4.13%, 01/12/28 (a)	168,000	161,965
6.15%, 04/03/30 (a)	329,000	340,110
Atmos Energy Corp.
6.20%, 11/15/53 (a)	377,000	406,380
Avangrid, Inc.
3.15%, 12/01/24 (a)	507,000	501,073
BAE Systems PLC
5.30%, 03/26/34 (a)(g)	1,000,000	989,500
5.50%, 03/26/54 (a)(g)	570,000	556,816
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	495,000	465,646
Bank of America Corp.
3.25%, 10/21/27 (a)	402,000	380,284
4.18%, 11/25/27 (a)	471,000	454,647
4.25%, 10/22/26 (a)	466,000	454,210
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	850,000	754,205
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (a)(b)	1,453,000	1,230,052
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	651,000	424,608
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR thereafter)
3.37%, 01/23/26 (a)(b)	203,000	200,241
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	226,000	212,465
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56%, 04/23/27 (a)(b)	370,000	357,820
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	500,000	478,980
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	526,000	462,491
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	299,000	235,328
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	311,000	275,055

See Notes to Schedule of Investments.
State Street Income Fund	3

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	$111,000	$106,929
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30%, 01/28/25 (a)(b)	499,000	490,297
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	1,160,000	1,147,878
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	741,000	740,059
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	1,264,000	1,299,973
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	404,000	389,028
Bank of Nova Scotia 3 mo. Term SOFR + 2.91%
8.21%, 10/12/24 (a)(b)	445,000	434,872
Barclays PLC
4.38%, 01/12/26 (a)	510,000	501,610
4.84%, 05/09/28 (a)	276,000	266,329
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 yr. CMT thereafter)
2.65%, 06/24/31 (a)(b)	807,000	685,054
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	712,000	694,136
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR thereafter)
4.97%, 05/16/29 (a)(b)	507,000	496,130
BAT Capital Corp.
2.73%, 03/25/31 (a)	330,000	278,599
4.39%, 08/15/37 (a)	244,000	205,860
4.54%, 08/15/47 (a)	84,000	64,537
5.83%, 02/20/31 (a)	495,000	501,762
6.00%, 02/20/34 (a)	494,000	499,355
7.08%, 08/02/53 (a)	314,000	334,196
Baxter International, Inc.
1.92%, 02/01/27 (a)	1,108,000	1,015,382
2.27%, 12/01/28 (a)	390,000	343,574
2.54%, 02/01/32 (a)	197,000	161,591
3.13%, 12/01/51 (a)	290,000	182,239
3.95%, 04/01/30 (a)	324,000	302,282
Bayer U.S. Finance LLC
6.50%, 11/21/33 (a)(g)	500,000	509,945
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	66,000	43,201
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	208,000	200,185
3.73%, 12/15/24 (a)	3,000	2,972
4.67%, 06/06/47 (a)	31,000	27,036
4.69%, 12/15/44 (a)	37,000	32,562
5.11%, 02/08/34 (a)	858,000	844,066
	Principal Amount	Fair Value
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	$135,000	$126,695
3.70%, 07/15/30 (a)	303,000	281,863
3.80%, 07/15/48 (a)	118,000	86,881
4.25%, 10/15/50 (a)	258,000	202,386
6.13%, 04/01/36 (a)	119,000	124,713
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	715,000	460,010
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	329,000	322,976
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	426,000	426,443
5.50%, 09/08/53 (a)	146,000	144,705
Biogen, Inc.
2.25%, 05/01/30 (a)	112,000	95,309
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	2,010,000	1,962,363
Block Financial LLC
2.50%, 07/15/28 (a)	317,000	284,130
3.88%, 08/15/30 (a)	101,000	92,605
BNP Paribas SA (2.82% fixed rate until 11/19/24; 1.37% + 3 mo. Term SOFR thereafter)
2.82%, 11/19/25 (a)(b)(g)	605,000	597,649
BNP Paribas SA (5.13% fixed rate until 11/15/27; 2.84% + 5 yr. USD Swap thereafter)
5.13%, 11/15/27 (a)(b)(g)	600,000	536,550
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	214,000	209,183
Boeing Co.
2.20%, 02/04/26 (a)	605,000	569,069
2.70%, 02/01/27 (a)	518,000	477,674
2.95%, 02/01/30 (a)	133,000	113,965
3.25%, 03/01/28 (a)	67,000	61,038
3.55%, 03/01/38 (a)	88,000	63,738
3.75%, 02/01/50 (a)	134,000	87,920
5.04%, 05/01/27 (a)	763,000	746,260
5.15%, 05/01/30 (a)	430,000	412,826
5.81%, 05/01/50 (a)	304,000	274,472
Boston Properties LP
3.40%, 06/21/29 (a)	554,000	492,434
Boston Scientific Corp.
4.70%, 03/01/49 (a)	39,000	34,732
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	299,000	194,712
3.38%, 02/08/61 (a)	301,000	198,832
4.81%, 02/13/33 (a)	497,000	481,881
5.23%, 11/17/34 (a)	1,515,000	1,503,834
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38%, 06/22/25 (a)(b)	95,000	93,170
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	328,000	309,898
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	257,000	208,399
2.35%, 11/13/40 (a)	163,000	107,903
3.20%, 06/15/26 (a)	125,000	120,514
3.40%, 07/26/29 (a)	70,000	65,223

See Notes to Schedule of Investments.
4	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
3.55%, 03/15/42 (a)	$158,000	$122,783
4.13%, 06/15/39 (a)	213,000	184,780
4.25%, 10/26/49 (a)	213,000	173,427
4.35%, 11/15/47 (a)	29,000	24,135
4.55%, 02/20/48 (a)	59,000	50,611
5.20%, 02/22/34 (a)	795,000	793,505
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	445,000	396,784
3.90%, 03/15/27 (a)	88,000	84,541
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	147,000	117,691
3.19%, 11/15/36 (a)(g)	19,000	15,027
3.42%, 04/15/33 (a)(g)	1,146,000	987,692
3.47%, 04/15/34 (a)(g)	17,000	14,488
4.15%, 11/15/30 (a)	153,000	144,538
4.30%, 11/15/32 (a)	249,000	232,720
4.93%, 05/15/37 (a)(g)	205,000	192,747
Brown-Forman Corp.
4.00%, 04/15/38 (a)	57,000	49,660
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	76,000	72,584
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	220,000	179,590
4.55%, 09/01/44 (a)	331,000	291,015
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	106,000	87,449
Campbell Soup Co.
5.40%, 03/21/34 (a)	430,000	427,403
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	238,000	228,925
4.95%, 06/01/47 (a)	166,000	144,307
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	517,000	476,984
3.10%, 12/02/51 (a)	171,000	113,624
3.50%, 05/01/50 (a)	196,000	141,234
Capital One Financial Corp.
3.75%, 07/28/26 (a)	464,000	447,960
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	608,000	489,404
Carrier Global Corp.
2.72%, 02/15/30 (a)	242,000	213,734
3.58%, 04/05/50 (a)	566,000	411,046
5.90%, 03/15/34 (a)	285,000	297,643
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	225,000	186,138
3.75%, 02/15/52 (a)	299,000	211,130
Centene Corp.
3.00%, 10/15/30 (a)	215,000	183,922
4.25%, 12/15/27 (a)	1,316,000	1,256,517
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	428,000	360,235
Charles Schwab Corp.
2.45%, 03/03/27 (a)	2,000,000	1,865,220
2.90%, 03/03/32 (a)	191,000	163,307
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	552,000	471,380
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	1,106,000	1,120,256
	Principal Amount	Fair Value
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	$830,000	$864,412
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	341,000	229,217
3.70%, 04/01/51 (a)	1,038,000	633,637
4.80%, 03/01/50 (a)	513,000	377,070
6.55%, 06/01/34 (a)	1,264,000	1,266,250
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	925,000	880,998
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)(g)	430,000	429,454
Chesapeake Energy Corp.
6.75%, 04/15/29 (a)(g)	2,577,000	2,579,397
Chevron Corp.
2.24%, 05/11/30 (a)	112,000	96,974
Chevron USA, Inc.
3.85%, 01/15/28 (a)	396,000	384,338
3.90%, 11/15/24 (a)	137,000	136,174
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	177,000	152,857
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	283,000	235,108
Cigna Group
2.40%, 03/15/30 (a)	195,000	168,741
3.25%, 04/15/25 (a)	203,000	199,338
3.40%, 03/01/27 - 03/15/51 (a)	367,000	292,259
4.38%, 10/15/28 (a)	112,000	108,750
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	646,000	633,403
5.35%, 02/26/64 (a)	646,000	628,313
5.90%, 02/15/39 (a)	130,000	138,121
Citadel Finance LLC
3.38%, 03/09/26 (a)(g)	2,500,000	2,377,875
Citigroup, Inc.
4.45%, 09/29/27 (a)	274,000	267,106
4.65%, 07/23/48 (a)	593,000	516,960
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	377,000	314,150
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	229,000	203,961
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (a)(b)	1,841,000	1,641,012
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	108,000	90,346
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	749,000	732,425
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	497,000	505,524
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	658,000	621,790

See Notes to Schedule of Investments.
State Street Income Fund	5

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Clorox Co.
1.80%, 05/15/30 (a)	$306,000	$255,271
CME Group, Inc.
2.65%, 03/15/32 (a)	246,000	210,915
3.75%, 06/15/28 (a)	118,000	113,622
CMS Energy Corp.
4.88%, 03/01/44 (a)	402,000	362,053
Coca-Cola Co.
2.60%, 06/01/50 (a)	249,000	154,734
2.75%, 06/01/60 (a)	169,000	102,345
Comcast Corp.
2.65%, 08/15/62 (a)	185,000	100,742
2.80%, 01/15/51 (a)	210,000	129,436
2.89%, 11/01/51 (a)	196,000	122,377
2.94%, 11/01/56 (a)	163,000	98,340
2.99%, 11/01/63 (a)	155,000	90,929
3.20%, 07/15/36 (a)	226,000	182,610
3.25%, 11/01/39 (a)	366,000	281,619
3.97%, 11/01/47 (a)	251,000	195,655
4.15%, 10/15/28 (a)	249,000	241,124
5.65%, 06/01/54 (a)	715,000	713,956
Commonwealth Bank of Australia
3.78%, 03/14/32 (a)(g)	600,000	525,318
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	99,000	93,193
5.40%, 11/01/48 (a)	98,000	90,221
ConocoPhillips Co.
5.55%, 03/15/54 (a)	487,000	479,680
5.70%, 09/15/63 (a)	502,000	500,464
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	305,000	287,767
3.35%, 04/01/30 (a)	118,000	108,324
3.88%, 06/15/47 (a)	140,000	107,971
3.95%, 04/01/50 (a)	197,000	153,944
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	522,000	473,553
3.70%, 12/06/26 (a)	244,000	235,643
4.50%, 05/09/47 (a)	216,000	180,349
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	332,000	352,850
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	357,000	288,506
COPT Defense Properties LP
2.00%, 01/15/29 (a)	364,000	309,061
2.25%, 03/15/26 (a)	301,000	284,213
2.75%, 04/15/31 (a)	188,000	155,468
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	1,063,000	952,065
Corning, Inc.
4.38%, 11/15/57 (a)	124,000	97,217
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	1,291,000	1,287,902
Crown Castle, Inc.
2.90%, 03/15/27 (a)	878,000	824,143
3.30%, 07/01/30 (a)	686,000	611,555
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	503,000	472,488
5.11%, 04/03/34 (a)(g)	172,000	169,501
5.42%, 04/03/54 (a)(g)	86,000	82,960
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	365,000	311,402
	Principal Amount	Fair Value
CubeSmart LP
2.50%, 02/15/32 (a)	$433,000	$354,038
4.38%, 02/15/29 (a)	323,000	309,479
CVS Health Corp.
3.00%, 08/15/26 (a)	270,000	257,197
3.63%, 04/01/27 (a)	255,000	244,606
3.75%, 04/01/30 (a)	186,000	171,165
3.88%, 07/20/25 (a)	157,000	154,169
4.25%, 04/01/50 (a)	155,000	117,834
4.30%, 03/25/28 (a)	22,000	21,240
4.78%, 03/25/38 (a)	167,000	149,108
5.00%, 12/01/24 (a)	365,000	363,744
5.13%, 07/20/45 (a)	185,000	162,676
5.30%, 06/01/33 - 12/05/43 (a)	954,000	909,740
5.88%, 06/01/53 (a)	189,000	181,019
6.00%, 06/01/63 (a)	76,000	72,740
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	544,000	484,307
2.50%, 12/14/31 (a)(g)	544,000	448,702
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	446,000	445,683
6.02%, 06/15/26 (a)	28,000	28,295
8.35%, 07/15/46 (a)	7,000	8,859
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	1,367,000	1,261,413
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	598,000	492,507
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	1,139,000	1,184,173
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (a)(b)	610,000	620,919
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	226,540
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	213,000	189,934
3.25%, 11/15/39 (a)	137,000	108,259
3.40%, 11/15/49 (a)	72,000	51,777
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	299,000	263,033
4.40%, 03/24/51 (a)	169,000	134,705
5.40%, 04/18/34 (a)	1,060,000	1,049,241
5.75%, 04/18/54 (a)	390,000	377,879
Digital Realty Trust LP
3.60%, 07/01/29 (a)	348,000	322,610
Discover Bank
2.70%, 02/06/30 (a)	535,000	459,367
Discovery Communications LLC
3.95%, 03/20/28 (a)	179,000	167,342
5.00%, 09/20/37 (a)	82,000	70,157
Dollar General Corp.
3.50%, 04/03/30 (a)	128,000	116,913
4.13%, 04/03/50 (a)	216,000	163,858
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	251,000	247,328
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(f)	343,000	341,700

See Notes to Schedule of Investments.
6	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
3.38%, 04/01/30 (a)	$401,000	$362,191
Dover Corp.
2.95%, 11/04/29 (a)	219,000	197,886
Dow Chemical Co.
2.10%, 11/15/30 (a)	168,000	141,683
3.60%, 11/15/50 (a)	192,000	133,649
4.25%, 10/01/34 (a)	103,000	94,005
5.15%, 02/15/34 (a)	432,000	422,928
5.55%, 11/30/48 (a)	136,000	129,143
6.30%, 03/15/33 (a)	427,000	450,485
DTE Energy Co.
2.85%, 10/01/26 (a)	128,000	121,198
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	161,000	123,949
Duke Energy Corp.
2.55%, 06/15/31 (a)	614,000	514,200
3.30%, 06/15/41 (a)	557,000	404,053
3.50%, 06/15/51 (a)	557,000	375,685
3.75%, 09/01/46 (a)	851,000	619,809
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 yr. CMT thereafter)
4.88%, 09/16/24 (a)(b)	979,000	973,332
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	153,000	122,887
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	90,000	93,231
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	420,000	394,926
Eastman Chemical Co.
4.65%, 10/15/44 (a)	248,000	207,690
Eaton Corp.
3.10%, 09/15/27 (a)	135,000	127,410
Edison International
4.95%, 04/15/25 (a)	638,000	633,260
5.75%, 06/15/27 (a)	80,000	80,760
EIDP, Inc.
2.30%, 07/15/30 (a)	166,000	142,870
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	315,000	257,242
Elevance Health, Inc.
2.88%, 09/15/29 (a)	108,000	97,147
3.60%, 03/15/51 (a)	136,000	97,704
3.70%, 09/15/49 (a)	124,000	91,547
5.13%, 02/15/53 (a)	94,000	86,484
5.65%, 06/15/54 (a)	585,000	578,395
6.10%, 10/15/52 (a)	214,000	224,535
Eli Lilly & Co.
5.00%, 02/09/54 (a)	171,000	163,332
5.10%, 02/09/64 (a)	649,000	618,387
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	620,000	511,140
Emerson Electric Co.
1.80%, 10/15/27 (a)	142,000	129,280
2.75%, 10/15/50 (a)	124,000	79,127
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	35,000	33,385
Enbridge, Inc.
1.60%, 10/04/26 (a)	916,000	843,224
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	554,000	521,907
Energy Transfer LP
5.25%, 07/01/29 (a)	2,860,000	2,843,126
	Principal Amount	Fair Value
5.30%, 04/01/44 - 04/15/47 (a)	$412,000	$366,419
5.35%, 05/15/45 (a)	341,000	305,164
5.75%, 02/15/33 (a)	214,000	215,810
5.95%, 05/15/54 (a)	185,000	179,210
6.10%, 12/01/28 (a)	869,000	894,896
6.40%, 12/01/30 (a)	339,000	356,242
6.50%, 02/01/42 (a)	192,000	198,914
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75%, 05/15/25 (a)(b)	2,176,000	2,165,055
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	418,000	341,782
4.85%, 01/31/34 (a)	1,289,000	1,251,928
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	119,000	113,926
EOG Resources, Inc.
4.15%, 01/15/26 (a)	142,000	139,830
4.95%, 04/15/50 (a)	125,000	114,648
5.10%, 01/15/36 (a)	88,000	85,236
Equinix, Inc.
1.25%, 07/15/25 (a)	471,000	450,022
2.15%, 07/15/30 (a)	356,000	298,367
ERP Operating LP
4.50%, 07/01/44 (a)	82,000	69,447
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	171,000	149,999
3.13%, 12/01/49 (a)	215,000	143,599
Eversource Energy
3.45%, 01/15/50 (a)	271,000	185,513
Exelon Corp.
4.05%, 04/15/30 (a)	410,000	385,027
4.45%, 04/15/46 (a)	255,000	210,508
4.70%, 04/15/50 (a)	272,000	229,769
5.60%, 03/15/53 (a)	810,000	779,285
Extra Space Storage LP
2.20%, 10/15/30 (a)	308,000	255,742
3.90%, 04/01/29 (a)	202,000	190,056
5.90%, 01/15/31 (a)	888,000	906,817
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	767,000	673,127
3.45%, 04/15/51 (a)	454,000	327,811
FedEx Corp.
4.10%, 02/01/45 (a)	551,000	433,130
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	388,000	238,690
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	68,000	48,836
FirstEnergy Corp.
3.40%, 03/01/50 (a)	344,000	228,395
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	498,000	411,736
Fiserv, Inc.
3.50%, 07/01/29 (a)	167,000	154,435
4.40%, 07/01/49 (a)	98,000	79,499
Florida Power & Light Co.
2.85%, 04/01/25 (a)	687,000	673,452
4.13%, 02/01/42 (a)	149,000	125,614

See Notes to Schedule of Investments.
State Street Income Fund	7

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	$266,000	$221,293
Flowserve Corp.
2.80%, 01/15/32 (a)	338,000	277,366
Ford Motor Credit Co. LLC
6.13%, 03/08/34 (a)	2,250,000	2,229,097
Fox Corp.
6.50%, 10/13/33 (a)	516,000	540,737
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	452,000	427,488
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	402,000	377,695
General Dynamics Corp.
4.25%, 04/01/50 (a)	192,000	161,706
General Mills, Inc.
3.00%, 02/01/51 (a)	201,000	128,387
General Motors Co.
5.20%, 04/01/45 (a)	38,000	33,343
5.40%, 04/01/48 (a)	88,000	78,818
6.13%, 10/01/25 (a)	420,000	422,138
6.80%, 10/01/27 (a)	178,000	184,803
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	498,000	466,362
2.35%, 01/08/31 (a)	218,000	178,817
5.25%, 03/01/26 (a)	173,000	172,026
5.85%, 04/06/30 (a)	1,491,000	1,508,877
6.10%, 01/07/34 (a)	1,298,000	1,312,252
Genuine Parts Co.
2.75%, 02/01/32 (a)	229,000	190,173
Georgia Power Co.
5.25%, 03/15/34 (a)	1,723,000	1,718,158
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	557,000	532,782
3.60%, 03/01/25 (a)(g)	977,000	963,537
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	209,000	143,744
2.95%, 03/01/27 (a)	41,000	38,919
3.50%, 02/01/25 (a)	147,000	145,183
3.65%, 03/01/26 (a)	134,000	130,323
4.15%, 03/01/47 (a)	100,000	81,279
4.60%, 09/01/35 (a)	254,000	239,723
5.25%, 10/15/33 (a)	260,000	261,729
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	271,000	253,778
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	305,000	300,498
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	1,231,000	1,189,688
4.25%, 10/21/25 (a)	319,000	313,430
5.15%, 05/22/45 (a)	96,000	89,777
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	462,000	424,231
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	251,000	206,274
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	206,000	144,661
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	$311,000	$230,392
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	527,000	397,542
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	145,000	137,550
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	150,000	127,590
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	238,000	229,099
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	338,000	312,576
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	505,000	484,633
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	712,000	679,490
3.63%, 03/24/32 (a)	610,000	546,115
4.00%, 03/24/52 (a)	250,000	198,222
Halliburton Co.
3.80%, 11/15/25 (a)	3,000	2,937
5.00%, 11/15/45 (a)	126,000	114,062
Harley-Davidson Financial Services, Inc.
5.95%, 06/11/29 (a)(g)	1,719,000	1,712,846
Hartford Financial Services Group, Inc. 3 mo. Term SOFR + 2.39%
7.71%, 02/12/67 (a)(b)(g)	348,000	309,835
HCA, Inc.
3.13%, 03/15/27 (a)	704,000	665,139
3.38%, 03/15/29 (a)	429,000	394,187
3.50%, 09/01/30 (a)	251,000	226,420
3.63%, 03/15/32 (a)	199,000	175,251
4.63%, 03/15/52 (a)	479,000	386,807
5.38%, 02/01/25 (a)	2,207,000	2,199,033
5.60%, 04/01/34 (a)	556,000	552,403
6.00%, 04/01/54 (a)	257,000	253,538
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	304,000	256,555
3.20%, 06/01/50 (a)(g)	125,000	80,529
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	181,000	142,742
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	183,000	152,439
Hess Corp.
5.60%, 02/15/41 (a)	65,000	64,854
5.80%, 04/01/47 (a)	40,000	40,497
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	60,000	63,024
Highwoods Realty LP
4.13%, 03/15/28 (a)	131,000	122,518
4.20%, 04/15/29 (a)	320,000	292,922

See Notes to Schedule of Investments.
8	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
7.65%, 02/01/34 (a)	$91,000	$97,705
Home Depot, Inc.
2.70%, 04/15/30 (a)	125,000	111,351
3.35%, 04/15/50 (a)	249,000	177,044
3.50%, 09/15/56 (a)	119,000	84,411
3.90%, 12/06/28 - 06/15/47 (a)	267,000	231,737
4.50%, 12/06/48 (a)	109,000	94,481
4.95%, 06/25/34 - 09/15/52 (a)	476,000	460,723
5.30%, 06/25/54 (a)	145,000	141,571
5.40%, 06/25/64 (a)	480,000	467,784
Honeywell International, Inc.
1.75%, 09/01/31 (a)	342,000	277,191
2.70%, 08/15/29 (a)	248,000	224,428
5.25%, 03/01/54 (a)	1,000,000	970,590
Hormel Foods Corp.
1.80%, 06/11/30 (a)	444,000	372,924
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	713,000	640,267
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	520,000	432,630
HSBC Holdings PLC (3.00% fixed rate until 03/10/25; 1.43% + SOFR thereafter)
3.00%, 03/10/26 (a)(b)	693,000	679,972
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 yr. CMT thereafter)
4.00%, 03/09/26 (a)(b)	523,000	490,140
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR thereafter)
4.29%, 09/12/26 (a)(b)	765,000	751,513
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	601,000	579,664
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (a)(b)	598,000	675,979
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	498,000	425,934
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	595,000	523,749
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	1,947,000	1,933,916
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	896,000	848,924
5.30%, 02/05/54 (a)	370,000	346,546
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	644,000	642,912
3.50%, 07/26/26 (a)(g)	388,000	372,088
5.50%, 02/01/30 (a)(d)(g)	2,511,000	2,487,145
5.88%, 07/01/34 (a)(d)(g)	2,017,000	1,977,588
6.13%, 07/27/27 (a)(g)	500,000	508,375
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	276,000	181,547
ING Groep NV SOFR + 1.01%
6.39%, 04/01/27 (a)(b)	636,000	637,367
	Principal Amount	Fair Value
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	$691,000	$707,045
Ingredion, Inc.
3.90%, 06/01/50 (a)	132,000	97,658
Intel Corp.
2.00%, 08/12/31 (a)	387,000	315,053
2.45%, 11/15/29 (a)	480,000	421,987
2.80%, 08/12/41 (a)	448,000	310,079
3.10%, 02/15/60 (a)	227,000	137,503
5.63%, 02/10/43 (a)	530,000	525,034
5.70%, 02/10/53 (a)	374,000	367,922
5.90%, 02/10/63 (a)	285,000	284,866
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	111,000	86,075
2.65%, 09/15/40 (a)	84,000	58,281
International Business Machines Corp.
3.45%, 02/19/26 (a)	400,000	388,752
4.15%, 05/15/39 (a)	269,000	231,364
4.25%, 05/15/49 (a)	227,000	184,517
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	1,064,000	1,038,294
Intuit, Inc.
5.50%, 09/15/53 (a)	490,000	491,980
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	682,000	600,637
J M Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	1,002,000	1,066,670
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,129,000	1,130,490
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.13%, 02/01/28 (a)	810,000	800,410
5.75%, 04/01/33 (a)	197,000	195,918
6.75%, 03/15/34 (a)(g)	479,000	506,657
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	832,000	840,195
Johnson & Johnson
3.63%, 03/03/37 (a)	119,000	103,737
Johnson Controls International PLC
4.50%, 02/15/47 (a)	108,000	90,067
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	824,000	769,369
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (a)(b)	2,865,000	2,442,298
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	476,000	417,162
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	398,000	295,423
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	312,000	267,724

See Notes to Schedule of Investments.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	$933,000	$735,297
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96%, 01/29/27 (a)(b)	523,000	510,924
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	216,000	206,712
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	211,000	169,792
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	725,000	699,030
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60%, 02/01/25 (a)(b)	815,000	804,275
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	500,000	497,400
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	392,000	279,378
Kenvue, Inc.
4.90%, 03/22/33 (a)	397,000	392,534
5.05%, 03/22/53 (a)	314,000	296,020
5.20%, 03/22/63 (a)	191,000	180,407
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	244,000	219,949
3.80%, 05/01/50 (a)	212,000	157,764
KeyBank NA
4.90%, 08/08/32 (a)	750,000	668,220
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	47,000	39,443
5.00%, 03/01/43 (a)	95,000	82,864
6.38%, 03/01/41 (a)	82,000	83,382
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	1,063,000	979,895
5.05%, 02/15/46 (a)	77,000	67,438
5.20%, 06/01/33 (a)	241,000	234,021
KLA Corp.
3.30%, 03/01/50 (a)	248,000	174,413
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	461,000	422,341
Kroger Co.
2.20%, 05/01/30 (a)	197,000	167,485
4.65%, 01/15/48 (a)	93,000	78,829
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	486,000	448,068
2.70%, 10/15/28 (a)	835,000	742,073
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	178,000	172,064
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	990,000	995,029
6.20%, 08/15/34 (a)	558,000	561,571
	Principal Amount	Fair Value
Leidos, Inc.
3.63%, 05/15/25 (a)	$209,000	$205,330
4.38%, 05/15/30 (a)	909,000	859,023
5.75%, 03/15/33 (a)	494,000	498,095
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	110,000	75,631
Lincoln National Corp.
4.35%, 03/01/48 (a)	398,000	302,500
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	357,838
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 yr. CMT thereafter)
2.44%, 02/05/26 (a)(b)	600,000	587,886
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	78,000	76,100
3.80%, 03/01/45 (a)	72,000	57,274
4.50%, 05/15/36 (a)	200,000	187,694
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	146,000	127,384
1.70%, 09/15/28 - 10/15/30 (a)	453,000	389,474
3.00%, 10/15/50 (a)	251,000	157,134
3.70%, 04/15/46 (a)	88,000	64,619
4.05%, 05/03/47 (a)	211,000	162,941
5.63%, 04/15/53 (a)	395,000	382,486
LYB International Finance III LLC
1.25%, 10/01/25 (a)	173,000	163,764
3.63%, 04/01/51 (a)	126,000	86,592
3.80%, 10/01/60 (a)	110,000	74,367
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	1,768,000	1,635,789
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	245,000	152,758
Masco Corp.
3.50%, 11/15/27 (a)	64,000	60,475
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	159,000	129,073
3.25%, 11/15/25 (a)	1,577,000	1,530,337
McDonald's Corp.
3.60%, 07/01/30 (a)	328,000	304,056
3.63%, 09/01/49 (a)	153,000	110,988
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	1,524,000	1,465,219
Medtronic, Inc.
4.63%, 03/15/45 (a)	33,000	29,828
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	433,000	358,082
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	1,144,000	1,144,858
Merck & Co., Inc.
1.90%, 12/10/28 (a)	634,000	563,689
2.45%, 06/24/50 (a)	342,000	203,377
2.75%, 12/10/51 (a)	241,000	150,692
2.90%, 12/10/61 (a)	118,000	70,624
4.00%, 03/07/49 (a)	91,000	73,553
4.50%, 05/17/33 (a)	451,000	435,756
5.00%, 05/17/53 (a)	119,000	111,991
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	1,723,000	1,587,917

See Notes to Schedule of Investments.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	$928,000	$863,439
4.45%, 08/15/52 (a)	530,000	456,987
MetLife, Inc.
4.72%, 12/15/44 (a)	143,000	126,190
Micron Technology, Inc.
3.37%, 11/01/41 (a)	324,000	237,061
3.48%, 11/01/51 (a)	453,000	311,501
5.30%, 01/15/31 (a)	437,000	435,951
Microsoft Corp.
2.40%, 08/08/26 (a)	179,000	170,268
2.68%, 06/01/60 (a)	100,000	60,797
2.92%, 03/17/52 (a)	759,000	515,558
3.45%, 08/08/36 (a)	68,000	59,286
3.50%, 02/12/35 (a)	182,000	164,801
Mid-America Apartments LP
2.88%, 09/15/51 (a)	386,000	239,625
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24 (a)	789,000	787,856
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	2,645,000	2,505,397
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	80,000	63,878
Morgan Stanley
3.63%, 01/20/27 (a)	178,000	171,604
3.97%, 07/22/38 (a)(b)	169,000	143,060
4.35%, 09/08/26 (a)	501,000	489,963
4.38%, 01/22/47 (a)	189,000	161,809
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	388,000	358,803
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	1,552,000	1,228,268
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	862,000	542,189
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	1,228,000	1,043,935
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	445,000	443,972
MPLX LP
2.65%, 08/15/30 (a)	251,000	216,354
5.20%, 12/01/47 (a)	88,000	77,472
Mylan, Inc.
5.20%, 04/15/48 (a)	124,000	100,651
Nasdaq, Inc.
5.95%, 08/15/53 (a)	167,000	168,809
6.10%, 06/28/63 (a)	226,000	229,272
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	744,000	628,278
NatWest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 yr. CMT thereafter)
3.75%, 11/01/29 (a)(b)	575,000	569,302
Nevada Power Co.
6.00%, 03/15/54 (a)	296,000	300,573
	Principal Amount	Fair Value
NewMarket Corp.
2.70%, 03/18/31 (a)	$225,000	$187,328
Newmont Corp.
4.88%, 03/15/42 (a)	145,000	133,741
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	248,000	236,612
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	353,000	301,370
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	440,000	422,514
NIKE, Inc.
3.38%, 03/27/50 (a)	123,000	88,569
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 yr. CMT thereafter)
3.40%, 01/23/50 (a)(b)(g)	586,000	520,122
NNN REIT, Inc.
4.00%, 11/15/25 (a)	205,000	200,775
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	183,000	146,667
Northern Natural Gas Co.
5.63%, 02/01/54 (a)(g)	863,000	845,766
Northern Trust Corp.
6.13%, 11/02/32 (a)	530,000	555,859
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	663,000	463,258
NOV, Inc.
3.60%, 12/01/29 (a)	326,000	299,809
Novant Health, Inc.
3.32%, 11/01/61 (a)	232,000	153,146
Novartis Capital Corp.
2.20%, 08/14/30 (a)	357,000	309,158
3.00%, 11/20/25 (a)	31,000	30,160
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	1,343,000	1,312,112
5.40%, 06/21/34 (a)	1,719,000	1,693,284
NVIDIA Corp.
2.85%, 04/01/30 (a)	125,000	113,334
3.50%, 04/01/50 (a)	167,000	128,016
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	890,000	911,396
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	228,000	205,886
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	91,000	69,390
ONEOK, Inc.
4.35%, 03/15/29 (a)	203,000	195,538
5.80%, 11/01/30 (a)	749,000	766,100
6.10%, 11/15/32 (a)	333,000	344,315
6.63%, 09/01/53 (a)	632,000	674,869
Oracle Corp.
1.65%, 03/25/26 (a)	463,000	434,021
2.30%, 03/25/28 (a)	172,000	155,507
2.65%, 07/15/26 (a)	258,000	244,494
2.95%, 04/01/30 (a)	375,000	333,345
3.60%, 04/01/50 (a)	249,000	173,874
3.95%, 03/25/51 (a)	273,000	201,804
4.00%, 07/15/46 - 11/15/47 (a)	373,000	283,159
4.10%, 03/25/61 (a)	323,000	231,914

See Notes to Schedule of Investments.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
5.55%, 02/06/53 (a)	$238,000	$225,079
6.15%, 11/09/29 (a)	930,000	972,473
6.90%, 11/09/52 (a)	251,000	280,560
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	378,000	367,839
2.57%, 02/15/30 (a)	135,000	118,454
3.36%, 02/15/50 (a)	146,000	102,698
Owens Corning
3.88%, 06/01/30 (a)	975,000	907,861
4.40%, 01/30/48 (a)	107,000	86,299
5.70%, 06/15/34 (a)	750,000	757,162
5.95%, 06/15/54 (a)	200,000	201,358
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	267,000	241,136
2.50%, 02/01/31 (a)	478,000	394,140
3.00%, 06/15/28 (a)	451,000	412,372
3.30%, 08/01/40 (a)	478,000	339,901
3.50%, 08/01/50 (a)	208,000	136,092
4.30%, 03/15/45 (a)	318,000	243,330
PacifiCorp
2.70%, 09/15/30 (a)	247,000	214,258
2.90%, 06/15/52 (a)	617,000	364,295
5.80%, 01/15/55 (a)	440,000	426,303
6.25%, 10/15/37 (a)	386,000	398,614
Packaging Corp. of America
3.05%, 10/01/51 (a)	338,000	220,741
Paramount Global
2.90%, 01/15/27 (a)	62,000	57,225
3.70%, 06/01/28 (a)	112,000	101,069
5.25%, 04/01/44 (a)	43,000	31,211
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	197,000	180,864
4.50%, 09/15/29 (a)	347,000	338,113
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	426,000	451,394
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	329,000	311,375
3.25%, 06/01/50 (a)	190,000	128,605
PepsiCo, Inc.
1.63%, 05/01/30 (a)	210,000	175,793
2.63%, 07/29/29 (a)	281,000	254,176
2.75%, 10/21/51 (a)	596,000	377,983
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	1,384,000	1,359,849
4.75%, 05/19/33 (a)	457,000	445,251
5.30%, 05/19/53 (a)	185,000	178,555
5.34%, 05/19/63 (a)	313,000	295,400
Pfizer, Inc.
2.70%, 05/28/50 (a)	484,000	310,810
3.90%, 03/15/39 (a)	153,000	130,725
4.13%, 12/15/46 (a)	104,000	86,052
4.40%, 05/15/44 (a)	64,000	56,794
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	232,000	224,532
2.10%, 05/01/30 (a)	111,000	94,102
3.38%, 08/15/29 (a)	162,000	149,743
4.13%, 03/04/43 (a)	72,000	57,859
5.13%, 02/15/30 (a)	735,000	732,369
5.25%, 02/13/34 (a)	535,000	524,910
5.63%, 11/17/29 (a)	356,000	363,551
Phillips 66 Co.
2.15%, 12/15/30 (a)	1,208,000	1,009,924
3.15%, 12/15/29 (a)	620,000	561,540
3.30%, 03/15/52 (a)	411,000	269,016
	Principal Amount	Fair Value
3.75%, 03/01/28 (a)	$82,000	$78,210
4.68%, 02/15/45 (a)	161,000	136,953
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	264,000	268,108
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	762,000	715,053
2.15%, 01/15/31 (a)	223,000	187,298
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	317,000	289,548
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	299,000	286,867
Precision Castparts Corp.
4.38%, 06/15/45 (a)	146,000	128,630
Progressive Corp.
3.00%, 03/15/32 (a)	459,000	398,302
3.70%, 03/15/52 (a)	88,000	65,665
Prologis LP
3.05%, 03/01/50 (a)	108,000	70,831
3.25%, 06/30/26 (a)	128,000	123,388
5.00%, 03/15/34 (a)	267,000	261,305
5.25%, 03/15/54 (a)	172,000	162,736
Prospect Capital Corp.
3.36%, 11/15/26 (a)	398,000	365,790
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	251,000	190,394
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	257,000	251,901
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	291,000	276,159
Public Storage Operating Co.
5.35%, 08/01/53 (a)	245,000	236,256
PVH Corp.
4.63%, 07/10/25 (a)	633,000	625,872
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	45,000	38,371
4.50%, 05/20/52 (a)	528,000	455,701
Quanta Services, Inc.
2.35%, 01/15/32 (a)	365,000	296,814
3.05%, 10/01/41 (a)	451,000	317,184
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	88,000	78,023
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	425,000	349,792
Regions Financial Corp.
1.80%, 08/12/28 (a)	972,000	839,468
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	3,065,000	3,062,395
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	554,000	554,537
Republic Services, Inc.
5.00%, 04/01/34 (a)	423,000	414,066
Reynolds American, Inc.
4.45%, 06/12/25 (a)	9,000	8,895
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	366,000	226,763
Roche Holdings, Inc.
5.22%, 03/08/54 (a)(g)	200,000	196,072

See Notes to Schedule of Investments.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	$118,000	$67,770
4.20%, 03/01/49 (a)	173,000	144,678
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	68,000	60,736
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	261,000	234,741
Ross Stores, Inc.
4.70%, 04/15/27 (a)	82,000	80,881
Royalty Pharma PLC
1.20%, 09/02/25 (a)	364,000	345,691
1.75%, 09/02/27 (a)	185,000	166,176
2.20%, 09/02/30 (a)	78,000	65,040
3.30%, 09/02/40 (a)	53,000	38,273
RPM International, Inc.
3.75%, 03/15/27 (a)	120,000	115,110
RTX Corp.
1.90%, 09/01/31 (a)	502,000	402,669
2.82%, 09/01/51 (a)	470,000	285,948
3.13%, 05/04/27 (a)	330,000	312,932
3.50%, 03/15/27 (a)	201,000	192,685
3.95%, 08/16/25 (a)	141,000	138,607
4.15%, 05/15/45 (a)	153,000	123,532
4.45%, 11/16/38 (a)	129,000	114,160
6.10%, 03/15/34 (a)	555,000	584,415
6.40%, 03/15/54 (a)	421,000	459,387
Ryder System, Inc.
2.90%, 12/01/26 (a)	558,000	527,249
Salesforce, Inc.
1.95%, 07/15/31 (a)	426,000	349,507
2.70%, 07/15/41 (a)	422,000	294,910
Sands China Ltd.
5.13%, 08/08/25 (a)	3,520,000	3,491,312
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	246,000	234,812
Schlumberger Investment SA
5.00%, 06/01/34 (a)	1,719,000	1,691,496
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	1,345,000	1,223,762
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	108,000	101,502
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	680,000	627,048
Shell International Finance BV
2.38%, 11/07/29 (a)	759,000	669,521
3.13%, 11/07/49 (a)	490,000	332,891
3.25%, 04/06/50 (a)	217,000	150,817
3.75%, 09/12/46 (a)	84,000	64,977
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	67,000	64,246
Simon Property Group LP
3.38%, 06/15/27 (a)	151,000	144,080
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	800,000	799,360
Smith & Nephew PLC
5.40%, 03/20/34 (a)	305,000	300,367
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(g)	1,800,000	1,790,514
5.78%, 04/03/54 (a)(g)	500,000	496,520
Southern California Edison Co.
4.00%, 04/01/47 (a)	492,000	376,523
4.20%, 03/01/29 (a)	373,000	356,566
	Principal Amount	Fair Value
5.65%, 10/01/28 (a)	$2,584,000	$2,628,471
Southern Co.
3.25%, 07/01/26 (a)	111,000	106,728
3.70%, 04/30/30 (a)	670,000	618,222
Southwest Airlines Co.
2.63%, 02/10/30 (a)	329,000	284,967
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	213,000	200,929
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	47,000	44,979
4.50%, 03/15/45 (a)	41,000	33,349
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 yr. CMT thereafter)
2.68%, 06/29/32 (a)(b)(g)	690,000	563,902
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 mo. Term SOFR thereafter)
2.82%, 01/30/26 (a)(b)(g)	697,000	684,635
Starbucks Corp.
4.00%, 11/15/28 (a)	130,000	125,241
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	405,000	345,032
3.75%, 03/15/51 (a)	217,000	157,744
Stryker Corp.
1.95%, 06/15/30 (a)	499,000	420,198
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	948,000	1,034,344
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	1,902,000	1,745,123
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	58,000	43,539
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	985,000	907,677
Sysco Corp.
3.25%, 07/15/27 (a)	129,000	122,177
5.95%, 04/01/30 (a)	43,000	44,735
6.60%, 04/01/50 (a)	58,000	64,594
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	168,756
3.03%, 07/09/40 (a)	300,000	217,194
3.18%, 07/09/50 (a)	300,000	198,522
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	1,194,000	1,148,127
4.00%, 04/14/32 (a)	263,000	239,380
Tampa Electric Co.
2.40%, 03/15/31 (a)	516,000	434,250
3.45%, 03/15/51 (a)	406,000	278,910
4.35%, 05/15/44 (a)	322,000	265,286
Tapestry, Inc.
4.13%, 07/15/27 (a)	38,000	36,422
7.35%, 11/27/28 (a)	2,026,000	2,102,076
7.85%, 11/27/33 (a)	427,000	449,234
Targa Resources Corp.
6.50%, 03/30/34 (a)	1,298,000	1,373,998

See Notes to Schedule of Investments.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	$1,043,000	$1,020,899
Target Corp.
1.95%, 01/15/27 (a)	153,000	142,426
Telefonica Emisiones SA
4.10%, 03/08/27 (a)	227,000	220,394
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	194,000	169,314
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	299,000	212,753
Time Warner Cable LLC
6.55%, 05/01/37 (a)	108,000	102,309
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	1,850,000	1,662,650
3.75%, 04/15/27 (a)	656,000	630,593
4.50%, 04/15/50 (a)	85,000	70,978
4.80%, 07/15/28 (a)	1,692,000	1,669,463
5.50%, 01/15/55 (a)	305,000	293,892
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	1,052,000	910,422
4.46%, 06/08/32 (a)	556,000	523,958
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)(d)	2,017,000	2,011,191
Tractor Supply Co.
5.25%, 05/15/33 (a)	446,000	442,584
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	226,000	224,416
3.80%, 03/21/29 (a)	299,000	283,903
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	304,000	293,980
4.88%, 01/15/26 (a)	70,000	69,418
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (a)(b)	599,000	590,111
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	142,000	136,144
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	626,000	381,021
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 yr. CMT thereafter)
4.80%, 09/01/24 (a)(b)	945,000	928,226
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	79,000	65,872
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	167,000	157,902
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	428,000	428,856
5.70%, 03/15/34 (a)	470,000	467,890
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	600,000	568,626
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	882,000	886,128
	Principal Amount	Fair Value
UBS AG
2.95%, 04/09/25 (a)	$830,000	$813,284
UBS Group AG
4.28%, 01/09/28 (a)(g)	593,000	568,729
UBS Group AG (9.25% fixed rate until 11/13/28; 4.75% + 5 yr. CMT thereafter)
9.25%, 11/13/28 (a)(b)(g)	500,000	536,975
UBS Group AG (9.25% fixed rate until 11/13/33; 4.76% + 5 yr. CMT thereafter)
9.25%, 11/13/33 (a)(b)(g)	405,000	453,539
UDR, Inc.
2.10%, 08/01/32 (a)	277,000	216,572
3.00%, 08/15/31 (a)	178,000	153,584
Union Pacific Corp.
3.55%, 05/20/61 (a)	291,000	200,554
3.60%, 09/15/37 (a)	54,000	45,349
3.80%, 04/06/71 (a)	134,000	94,316
4.10%, 09/15/67 (a)	91,000	68,747
United Parcel Service, Inc.
5.50%, 05/22/54 (a)	610,000	604,540
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	344,000	292,348
4.20%, 05/15/32 (a)	360,000	338,670
4.45%, 12/15/48 (a)	268,000	229,033
4.75%, 07/15/45 - 05/15/52 (a)	627,000	560,031
5.05%, 04/15/53 (a)	316,000	293,106
5.20%, 04/15/63 (a)	508,000	471,581
6.05%, 02/15/63 (a)	155,000	163,054
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	1,872,000	1,815,877
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	849,000	853,720
6.40%, 06/28/54 (a)	515,000	506,533
Ventas Realty LP
3.25%, 10/15/26 (a)	166,000	157,788
5.63%, 07/01/34 (a)	1,520,000	1,505,226
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	920,000	905,584
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	680,000	555,750
2.55%, 03/21/31 (a)	317,000	269,276
3.00%, 03/22/27 (a)	873,000	826,181
3.40%, 03/22/41 (a)	341,000	260,643
3.55%, 03/22/51 (a)	256,000	184,243
3.70%, 03/22/61 (a)	321,000	226,411
4.40%, 11/01/34 (a)	866,000	802,444
4.86%, 08/21/46 (a)	511,000	463,671
Viatris, Inc.
1.65%, 06/22/25 (a)	3,685,000	3,540,843
4.00%, 06/22/50 (a)	463,000	312,006
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	272,000	211,611
Visa, Inc.
2.70%, 04/15/40 (a)	257,000	187,309
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(g)	959,000	957,753
6.00%, 04/15/34 (a)(g)	429,000	429,472
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	512,000	478,351
3.20%, 04/21/31 (a)(g)	598,000	516,122
Vontier Corp.
2.40%, 04/01/28 (a)	344,000	304,949
2.95%, 04/01/31 (a)	450,000	370,602

See Notes to Schedule of Investments.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Vornado Realty LP
2.15%, 06/01/26 (a)	$617,000	$570,022
3.50%, 01/15/25 (a)	165,000	162,527
Vulcan Materials Co.
3.90%, 04/01/27 (a)	66,000	63,877
Walmart, Inc.
1.80%, 09/22/31 (a)	284,000	233,897
2.50%, 09/22/41 (a)	324,000	224,266
2.65%, 09/22/51 (a)	153,000	95,891
Walt Disney Co.
2.65%, 01/13/31 (a)	366,000	319,291
3.38%, 11/15/26 (a)	58,000	55,778
3.60%, 01/13/51 (a)	240,000	178,939
4.75%, 11/15/46 (a)	38,000	34,156
6.65%, 11/15/37 (a)	243,000	273,227
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	1,850,000	1,614,273
5.05%, 03/15/42 (a)	161,000	130,840
5.14%, 03/15/52 (a)	157,000	122,174
5.39%, 03/15/62 (a)	157,000	122,466
Waste Connections, Inc.
2.20%, 01/15/32 (a)	389,000	316,490
2.95%, 01/15/52 (a)	444,000	283,942
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	58,000	56,799
Wells Fargo & Co.
4.15%, 01/24/29 (a)	463,000	445,031
4.75%, 12/07/46 (a)	522,000	441,936
5.88%, 06/15/25 (a)(b)	864,000	863,188
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	546,000	530,210
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	1,047,000	964,674
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	522,000	382,877
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	1,222,000	1,170,285
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (a)(b)	614,000	533,013
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	617,000	615,513
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	741,000	790,417
Westlake Corp.
2.88%, 08/15/41 (a)	174,000	117,488
3.13%, 08/15/51 (a)	193,000	121,331
3.38%, 08/15/61 (a)	172,000	104,168
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89%, 02/04/30 (a)(b)	385,000	377,435
	Principal Amount	Fair Value
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	$278,000	$256,933
Williams Cos., Inc.
3.75%, 06/15/27 (a)	55,000	52,806
4.85%, 03/01/48 (a)	124,000	107,220
4.90%, 01/15/45 (a)	292,000	255,336
5.30%, 08/15/52 (a)	214,000	198,175
5.40%, 03/04/44 (a)	43,000	40,539
Willis North America, Inc.
3.88%, 09/15/49 (a)	251,000	180,567
Workday, Inc.
3.50%, 04/01/27 (a)	439,000	419,899
3.70%, 04/01/29 (a)	878,000	824,143
WPP Finance 2010
3.75%, 09/19/24 (a)	150,000	149,204
Zoetis, Inc.
3.00%, 09/12/27 (a)	69,000	64,733
3.90%, 08/20/28 (a)	164,000	156,502
5.60%, 11/16/32 (a)	817,000	835,979
		394,523,584
Non-Agency Collateralized Mortgage Obligations - 5.6%
Bank
3.18%, 09/15/60 (a)	20,509,000	19,133,743
4.41%, 11/15/61 (a)(b)	8,550,000	8,224,858
BPR Trust 1 mo. Term SOFR + 1.90%
7.23%, 04/15/37 (a)(b)(g)	3,084,865	3,085,936
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	4,022,000	3,556,537
CD Mortgage Trust
2.91%, 08/15/57 (a)	7,323,000	6,489,156
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	2,942,926	2,657,322
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	1,541,591	1,339,977
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	13,110,000	11,655,411
3.05%, 11/10/52 (a)	6,397,000	5,738,871
4.14%, 03/10/51 (a)(b)	2,609,000	2,423,134
4.56%, 11/10/48 (a)(b)	3,270,000	2,680,041
Impac CMB Trust 1 mo. Term SOFR + 0.83%
6.18%, 10/25/34 (b)	93,373	92,266
JPMBB Commercial Mortgage Securities Trust
4.80%, 11/15/48 (a)(b)	2,174,000	1,212,126
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)	5,499	472
Morgan Stanley Bank of America Merrill Lynch Trust
0.97%, 03/15/48 (a)(b)(c)	23,633,924	72,844
Wells Fargo Commercial Mortgage Trust
1.28%, 02/15/48 (a)(b)(c)	16,220,930	64,261
4.32%, 08/15/50 (a)	3,309,738	2,932,448
		71,359,403
Sovereign Bonds - 0.7%
Chile Government International Bonds
3.63%, 10/30/42 (a)	150,000	116,070
3.86%, 06/21/47 (a)	860,000	666,474

See Notes to Schedule of Investments.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Principal Amount	Fair Value
Indonesia Government International Bonds
3.50%, 01/11/28 (a)	$578,000	$545,537
4.35%, 01/11/48 (a)	232,000	197,687
Mexico Government International Bonds
4.60%, 02/10/48 (a)	972,000	740,716
Panama Government International Bonds
3.16%, 01/23/30 (a)	1,217,000	1,025,773
3.87%, 07/23/60 (a)	826,000	470,148
4.50%, 05/15/47 (a)	530,000	365,621
Peru Government International Bonds
1.86%, 12/01/32 (a)	1,230,000	931,617
2.78%, 12/01/60 (a)	2,055,000	1,148,682
5.63%, 11/18/50 (a)	884,000	860,213
Philippines Government International Bonds
3.95%, 01/20/40 (a)	835,000	707,924
Qatar Government International Bonds
4.82%, 03/14/49 (a)(g)	275,000	256,040
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	884,133	832,162
		8,864,664
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38	1,840,000	1,733,881
Total Bonds and Notes (Cost $1,316,829,452)		1,229,695,901
Total Investments in Securities (Cost $1,316,829,452)		1,229,695,901

	Number of Shares
Short-Term Investments - 21.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (a)(h)(i) (Cost $266,289,168)	266,289,168	266,289,168
Total Investments (Cost $1,583,118,620)		1,495,985,069
Liabilities in Excess of Other Assets, net - (18.0)%		(228,639,099)
NET ASSETS - 100.0%		$1,267,345,970

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$62,000	1.00%/ Quarterly	06/20/29	$(1,275,630)	$(1,350,722)	$75,092
See Notes to Schedule of Investments.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

The Fund had the following long futures contracts open at June 30, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2024	134	$16,426,140	$16,796,062	$369,922
U.S. Long Bond Futures	September 2024	65	7,485,156	7,690,312	205,156
10 Yr. U.S. Treasury Ultra Futures	September 2024	1,693	190,085,453	192,208,406	2,122,953
5 Yr. U.S. Treasury Notes Futures	September 2024	683	72,184,563	72,792,860	608,297
					$3,306,328

The Fund had the following short futures contracts open at June 30, 2024:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2024	190	$(38,672,422)	$(38,801,563)	$(129,141)
10 Yr. U.S. Treasury Notes Futures	September 2024	378	(41,072,279)	(41,574,093)	(501,814)
					$(630,955)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to $56,873,262 or 4.49% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
**	Amount is less than $0.50.
*	Less than 0.05%.

See Notes to Schedule of Investments.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$387,897,982	$—	$387,897,982
Agency Mortgage Backed	—	356,172,303	—	356,172,303
Agency Collateralized Mortgage Obligations	—	8,981,420	—	8,981,420
Asset Backed	—	162,664	—	162,664
Corporate Notes	—	394,523,584	—	394,523,584
Non-Agency Collateralized Mortgage Obligations	—	71,359,403	—	71,359,403
Sovereign Bonds	—	8,864,664	—	8,864,664
Municipal Bonds and Notes	—	1,733,881	—	1,733,881
Short-Term Investments	266,289,168	—	—	266,289,168
Total Investments in Securities	$266,289,168	$1,229,695,901	$—	$1,495,985,069
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	75,092	—	75,092
Long Futures Contracts - Unrealized Appreciation	3,306,328	—	—	3,306,328
Short Futures Contracts - Unrealized Depreciation	(630,955)	—	—	(630,955)
Total Other Financial Instruments	$2,675,373	$75,092	$—	$2,750,465

Affiliate Table

	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	253,949,684	$253,949,684	$367,774,048	$355,434,564	$—	$—	266,289,168	$266,289,168	$9,181,762
See Notes to Schedule of Investments.
18	State Street Income Fund

State Street U.S. Core Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.7% †
Aerospace & Defense - 0.5%
RTX Corp.	352,152	$35,352,539
Apparel Retail - 0.4%
Ross Stores, Inc.	185,652	26,978,949
Application Software - 3.1%
Adobe, Inc. (a)	163,181	90,653,573
Intuit, Inc.	35,436	23,288,893
Salesforce, Inc.	375,200	96,463,920
Synopsys, Inc. (a)	35,118	20,897,317
		231,303,703
Automobile Manufacturers - 0.9%
General Motors Co.	770,351	35,790,507
Tesla, Inc. (a)	141,875	28,074,225
		63,864,732
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	39,118	41,310,955
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. (a)	392,960	32,352,397
Vertex Pharmaceuticals, Inc. (a)	60,936	28,561,922
		60,914,319
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	1,785,524	345,052,513
Building Products - 0.6%
Trane Technologies PLC	125,137	41,161,313
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	112,802	61,116,124
Consumer Staples Merchandise Retail - 1.1%
Costco Wholesale Corp.	32,475	27,603,425
Walmart, Inc.	757,421	51,284,976
		78,888,401
Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	104,761	20,637,917
Diversified Banks - 2.9%
Bank of America Corp.	1,110,912	44,180,970
JPMorgan Chase & Co.	833,413	168,566,114
		212,747,084
Diversified Support Services - 0.3%
Cintas Corp.	28,904	20,240,315
Electric Utilities - 1.2%
NextEra Energy, Inc.	1,256,735	88,989,405
Electrical Components & Equipment - 0.6%
Eaton Corp. PLC	140,631	44,094,850
Electronic Components - 0.3%
Amphenol Corp., Class A	294,167	19,818,031
Environmental & Facilities Services - 1.3%
Waste Management, Inc.	436,672	93,159,604
Financial Exchanges & Data - 2.4%
CME Group, Inc.	130,180	25,593,388
	Number of Shares	Fair Value
MSCI, Inc.	46,830	$22,560,353
S&P Global, Inc.	285,950	127,533,700
		175,687,441
Healthcare Equipment - 2.9%
Abbott Laboratories	357,800	37,178,998
Becton Dickinson & Co.	384,927	89,961,289
IDEXX Laboratories, Inc. (a)	44,563	21,711,094
Penumbra, Inc. (a)	94,777	17,057,017
Teleflex, Inc.	85,776	18,041,266
Zimmer Biomet Holdings, Inc.	300,299	32,591,450
		216,541,114
Home Improvement Retail - 1.7%
Home Depot, Inc.	362,177	124,675,810
Hotels, Resorts & Cruise Lines - 0.2%
Marriott International, Inc., Class A	56,940	13,766,384
Household Products - 0.9%
Procter & Gamble Co.	398,140	65,661,249
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	188,603	40,274,285
Industrial Gases - 1.2%
Linde PLC	210,978	92,579,256
Industrial Machinery & Supplies & Components - 1.2%
Parker-Hannifin Corp.	180,479	91,288,083
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	98,363	20,727,051
Integrated Oil & Gas - 1.6%
Chevron Corp.	309,110	48,350,986
Exxon Mobil Corp.	642,863	74,006,389
		122,357,375
Interactive Media & Services - 8.3%
Alphabet, Inc., Class A	1,891,190	344,480,259
Alphabet, Inc., Class C	256,305	47,011,463
Meta Platforms, Inc., Class A	449,201	226,496,128
		617,987,850
Investment Banking & Brokerage - 0.3%
Charles Schwab Corp.	298,120	21,968,463
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	75,155	22,802,779
Life Sciences Tools & Services - 1.9%
IQVIA Holdings, Inc. (a)	306,853	64,880,998
Thermo Fisher Scientific, Inc.	144,433	79,871,449
		144,752,447
Managed Healthcare - 2.0%
Humana, Inc.	46,955	17,544,736
UnitedHealth Group, Inc.	257,780	131,277,043
		148,821,779
Movies & Entertainment - 1.2%
Netflix, Inc. (a)	36,542	24,661,465
Walt Disney Co.	666,145	66,141,537
		90,803,002

See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	19

State Street U.S. Core Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Multi-Line Insurance - 0.3%
American International Group, Inc.	260,318	$19,326,008
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc., Class B (a)	225,280	91,643,904
Multi-Utilities - 0.5%
Sempra	479,113	36,441,335
Oil & Gas Equipment & Services - 0.8%
Schlumberger NV	1,268,468	59,846,320
Oil & Gas Exploration & Production - 0.9%
ConocoPhillips	573,504	65,597,388
Other Specialty Retail - 0.8%
Ulta Beauty, Inc. (a)	151,371	58,409,528
Packaged Foods & Meats - 0.4%
Mondelez International, Inc., Class A	430,699	28,184,943
Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	456,238	33,159,378
Personal Care Products - 0.7%
Kenvue, Inc.	2,863,796	52,063,811
Pharmaceuticals - 4.8%
AstraZeneca PLC ADR	1,005,161	78,392,506
Elanco Animal Health, Inc. (a)	716,935	10,345,372
Eli Lilly & Co.	37,841	34,260,485
Johnson & Johnson	730,568	106,779,819
Merck & Co., Inc.	1,040,362	128,796,816
		358,574,998
Property & Casualty Insurance - 1.0%
Chubb Ltd.	302,101	77,059,923
Rail Transportation - 0.5%
Union Pacific Corp.	169,315	38,309,212
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	38,789	8,669,729
Restaurants - 0.5%
McDonald's Corp.	135,872	34,625,620
Semiconductor Materials & Equipment - 1.4%
Applied Materials, Inc.	337,750	79,705,622
ASML Holding NV (b)	21,234	21,716,649
		101,422,271
Semiconductors - 11.6%
Advanced Micro Devices, Inc. (a)	282,717	45,859,525
Broadcom, Inc.	93,868	150,707,890
NVIDIA Corp.	4,490,369	554,740,186
ON Semiconductor Corp. (a)	964,697	66,129,979
Texas Instruments, Inc.	241,907	47,058,169
		864,495,749
Soft Drinks & Non-alcoholic Beverages - 0.9%
Monster Beverage Corp. (a)	508,322	25,390,684
PepsiCo, Inc.	264,578	43,636,849
		69,027,533
	Number of Shares	Fair Value
Specialty Chemicals - 0.5%
Ecolab, Inc.	71,919	$17,116,722
International Flavors & Fragrances, Inc. (b)	102,854	9,792,730
PPG Industries, Inc.	62,343	7,848,360
		34,757,812
Systems Software - 8.8%
Microsoft Corp.	1,249,880	558,633,866
Oracle Corp.	336,405	47,500,386
ServiceNow, Inc. (a)	62,066	48,825,460
		654,959,712
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	2,096,995	441,669,087
Telecom Tower REITs - 1.3%
American Tower Corp.	490,049	95,255,725
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	137,959	89,222,224
WW Grainger, Inc.	33,162	29,920,083
		119,142,307
Transaction & Payment Processing Services - 3.5%
Fidelity National Information Services, Inc.	140,038	10,553,264
Mastercard, Inc., Class A	250,100	110,334,116
PayPal Holdings, Inc. (a)	403,207	23,398,102
Visa, Inc., Class A	445,030	116,807,024
		261,092,506
Water Utilities - 0.8%
American Water Works Co., Inc.	471,859	60,945,308
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	95,084	16,751,899
Total Common Stock (Cost $4,070,167,989)		7,177,757,128
Short-Term Investments - 3.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (b)(c)(d) (Cost $228,165,900)	228,165,900	228,165,900
Total Investments (Cost $4,298,333,889)		7,405,923,028
Other Assets and Liabilities, net - 0.2%		16,751,606
NET ASSETS - 100.0%		$7,422,674,634

See Notes to Schedule of Investments.
20	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2024	497	$136,573,728	$137,209,275	$635,547
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$7,177,757,128	$—	$—	$7,177,757,128
Short-Term Investments	228,165,900	—	—	228,165,900
Total Investments in Securities	$7,405,923,028	$—	$—	$7,405,923,028
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	635,547	—	—	635,547
Total Other Financial Instruments	$635,547	$—	$—	$635,547

Affiliate Table

	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	207,361,567	$207,361,567	$759,409,354	$738,605,021	$—	$—	228,165,900	$228,165,900	$6,809,679
See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	21

State Street Institutional Investment Trust
Notes to Schedule of Investments
June 30, 2024 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board . The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in each Fund’s Schedule of Investments.
22

State Street Institutional Investment Trust
Notes to Schedule of Investments
June 30, 2024 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedules of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2024, State Street U.S. Core Equity Fund and State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps
During the period ended  June 30, 2024, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
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State Street Institutional Investment Trust
Notes to Schedule of Investments
June 30, 2024 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended June 30, 2024, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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